Income Taxes - Schedule of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefit
Balance on January 1	$ 561	$ 904	$ 1,681
Lapse of statute of limitations	(286)	(343)	(777)
Balance on December 31	$ 275	$ 561	$ 904